Note 23 Provisions Breakdown By Concepts (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 3,923,000,000	€ 4,272,000,000
Non-current provisions for employee benefits		43,000,000	49,000,000
Legal proceedings provision		580,000,000	612,000,000
Provisions For Commitments and Contingent Risks		697,000,000	728,000,000
Other provisions	[1]	1,217,000,000	479,000,000
Provisions		€ 6,460,000,000	€ 6,141,000,000

[1]	(*) Individually insignificant provisions or contingencies for various concepts in different geographies. In 2021, it also includes a €754 million provision for the collective layoff procedure that has been carried out at Banco Bilbao Vizcaya Argentaria, S.A